Liabilities from acquisitions (Details 1 - Textuals) R$ in Thousands	12 Months Ended
Dec. 31, 2022 BRL (R$) Number
Disclosure of transactions between related parties [line items]
Amount recorded in liabilities as an additional earn-out due to the new agreements	R$ 49,324
Third quarter
Disclosure of transactions between related parties [line items]
Provision for compensation payable	39,363
August 2022
Disclosure of transactions between related parties [line items]
Provision for compensation payable	27,195
September and December 2022
Disclosure of transactions between related parties [line items]
Provision for compensation payable	2,038
Not later than two year
Disclosure of transactions between related parties [line items]
Provision for compensation payable	R$ 10,130
Number of monthly installments | Number	20